Acquisition of businesses and purchase accounting - Sleepwell, LLC - Narratives (Details) - Sleepwell, LLC		1 Months Ended		11 Months Ended
	Oct. 23, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Jan. 31, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($)
Acquisition of businesses and purchase accounting
Purchase price	$ 9,976,000
Cash consideration	$ 6,623,000			$ 320,000
Consideration in shares (Value)		$ 657,000	$ 2,376,000
Consideration in shares (Shares)		246,000	629,000
Issue price per share | $ / shares		$ 2.67	$ 3.78
Holdback consideration		$ 320,000
Discount rate	15.00%	3.46%	15.00%	25.00%
Professional fees in conjunction with the acquisition	$ 81,000
Revenue of combined entity as if combination occurred at beginning of period				$ 11,100,000
Profit (loss) of combined entity as if combination occurred at beginning of period				2,800,000
Revenue of acquiree since acquisition date				10,400,000
Profit (loss) of acquiree since acquisition date				$ 2,700,000